Fourth Quarter Adjustment (Details Textual) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2014
Quarterly Financial Information Disclosure (Textual)
Capitalized of website and software cost					$ 1,017,104
Accumulated amortization					103,222
Net adjustment					913,822
Quarter ended amount	$ 235,366	$ 233,751	$ 158,529	$ 627,646	$ 627,646